Investments held at fair value (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Investments Held At Fair Value [Abstract]
Investments Held at Fair Value

			2025			2024
	Fair value through P&L £m	Fair value through OCI £m	Total £m	Fair value through P&L £m	Fair value through OCI £m	Total £m
1 January	594	65	659	652	67	719
Difference on exchange	(20)	(1)	(21)	(40)	—	(40)
Additions	24	11	35	210	4	214
ITC Hotels – demerger from ITC Ltd	—	533	533	—	—	—
Disposals	(517)	(318)	(835)	(288)	—	(288)
Reclassifications	—	(11)	(11)	—	—	—
Other fair value movements	(9)	(2)	(11)	60	(6)	54
31 December	72	277	349	594	65	659
Current	16	—	16	513	—	513
Non-current	56	277	333	81	65	146
	72	277	349	594	65	659

Schedule of Reconciliation of Fair Value Investments Cash Flows to Cash Flow Statements	Below is a reconciliation of the fair value investments cash flows to the cash flow statement – investing activities:

	2025 £m	2024 £m
Cash outflow from investments held at fair value	35	204
Cash outflow from loans and other receivables	19	12
Cash outflows from investments per cash flow statement	54	216
Cash inflow from investments held at fair value	(835)	(288)
Cash inflow from loans and other receivables	(13)	(11)
Cash inflows from investments per cash flow statement	(848)	(299)